                              [GRAPHIC APPEAR HERE]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                   ACCOUNT-13

                                 Annual Report

                                       to

                                Contract Owners

                               December 31, 2004


                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

APO-5398-12/04

                         NATIONWIDE VARIABLE ACCOUNT-13
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
Investments at fair value:
AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
 22,887 shares (cost $302,869) ..............................................................   $  335,981
Alliance VPSF - AllianceBernstein International Value Portfolio - Class A (AlIntlValA)
 1,865 shares (cost $29,977) ................................................................       31,169
Alliance VPSF - AllianceBernstein Real Estate Investment Portfolio - Class A (AlRealEstA)
 752 shares (cost $14,966) ..................................................................       15,527
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class A (AlSmCapVA)
 1,822 shares (cost $29,971) ................................................................       30,679
American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
 95,186 shares (cost $999,726) ..............................................................    1,004,213
American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
 3,019 shares (cost $29,952) ................................................................       30,673
American Century VP - Value Fund - Class I (ACVPVal)
 2,575 shares (cost $20,674) ................................................................       22,530
Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
 586 shares (cost $17,110) ..................................................................       18,108
Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
 24,555 shares (cost $849,956) ..............................................................      873,164
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
 1,202 shares (cost $27,748) ................................................................       30,395
Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
 28,402 shares (cost $864,915) ..............................................................      905,454
Fidelity/(R)/ VIP - Money Market Portfolio - Service Class 2 (FidVIPMMkt2)
 667,726 shares (cost $667,726) .............................................................      667,726
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
 54,821 shares (cost $864,216) ..............................................................      956,084
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
 3,576 shares (cost $45,656) ................................................................       47,133
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
 2,109 shares (cost $27,592) ................................................................       33,012
Franklin Templeton VIP - Templeton Developing Markets Securites Fund - Class 2 (FrVIPDevMrk2)
 25,955 shares (cost $213,061) ..............................................................      225,031
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
 56,657 shares (cost $725,399) ..............................................................      813,025
Franklin Templeton VIP - Templeton Growth Securities Fund - Class 2 (FrVIPGroSec2)
 1,585 shares (cost $18,290) ................................................................       20,330
Janus AS - Balanced Portfolio - Service Shares (JanBal)
 213 shares (cost $5,154) ...................................................................        5,373
Lord Abbett Series Growth and Income Fund - VC (LAGroInc)
 2,910 shares (cost $76,115) ................................................................       79,090
Lord Abbett Series Mid Cap Value Fund - VC (LAMidCapV)
 14,163 shares (cost $262,297) ..............................................................      294,445

                                                                     (Continued)
                                        2

                         NATIONWIDE VARIABLE ACCOUNT-13
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
 27,078 shares (cost $297,177) ..........................................   $    326,826
Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
 21,214 shares (cost $270,681) ..........................................        293,388
Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
 28,354 shares (cost $989,778) ..........................................      1,048,811
Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
 710 shares (cost $19,976) ..............................................         20,961
Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
 4,393 shares (cost $36,147) ............................................         38,654
Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Initial Class (OppMSSmCap)
 39,811 shares (cost $558,185) ..........................................        638,962
PIMCO VIT - High Yield Portfolio - Administrative Shares (PVITHighY)
 65,803 shares (cost $536,860) ..........................................        552,744
PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur)
 137,227 shares (cost $1,413,010) .......................................      1,413,442
PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)
 78,333 shares (cost $821,402) ..........................................        823,280
Van Kampen LIT - Growth & Income Portfolio - Class I (VKGrInc)
 35,937 shares (cost $627,687) ..........................................        694,294
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
 24,912 shares (cost $424,923) ..........................................        510,197
                                                                            ------------
   Total investments ....................................................     12,800,701
Accounts receivable .....................................................              -
                                                                            ------------
   Total assets .........................................................     12,800,701
Accounts payable ........................................................            705
                                                                            ------------
Contract owners' equity (note 4) ........................................   $ 12,799,996
                                                                            ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                         Total          AIMBValue         AIMCapAp        AIMCapDev
                                                         -------------    -------------    -------------    -------------
Reinvested dividends .................................   $      95,414                -                -                -
Mortality and expense risk charges (note 2) ..........         (23,752)              (1)               -             (630)
                                                         -------------    -------------    -------------    -------------
  Net investment income ..............................          71,662               (1)               -             (630)
                                                         -------------    -------------    -------------    -------------
Proceeds from mutual funds shares sold ...............       3,071,520            8,948            1,139           54,100
Cost of mutual fund shares sold ......................      (2,916,064)          (8,865)          (1,176)         (46,962)
                                                         -------------    -------------    -------------    -------------
  Realized gain (loss) on investments ................         155,456               83              (37)           7,138
Change in unrealized gain (loss)
 on investments ......................................         621,098                -                -           29,082
                                                         -------------    -------------    -------------    -------------
  Net gain (loss) on investments .....................         776,554               83              (37)          36,220
                                                         -------------    -------------    -------------    -------------
Reinvested capital gains .............................          22,092                -                -                -
                                                         -------------    -------------    -------------    -------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ..................   $     870,308               82              (37)          35,590
                                                         =============    =============    =============    =============
Investment activity:                                       AlIntlValA      AlRealEstA        AlSmCapVA       ACVPInflaPro
                                                         -------------    -------------    -------------    -------------
  Reinvested dividends ...............................              10                -                -           33,005
  Mortality and expense risk charges (note 2) ........            (113)              (5)              (9)          (3,708)
                                                         -------------    -------------    -------------    -------------
    Net investment income ............................            (103)              (5)              (9)          29,297
                                                         -------------    -------------    -------------    -------------
  Proceeds from mutual funds shares sold .............         127,742                4                9        1,211,571
  Cost of mutual fund shares sold ....................        (117,124)              (4)              (9)      (1,182,235)
                                                         -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..............          10,618                -                -           29,336
  Change in unrealized gain (loss)
   on investments ....................................          (6,374)             561              708            2,482
                                                         -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...................           4,244              561              708           31,818
                                                         -------------    -------------    -------------    -------------
  Reinvested capital gains ...........................               4                -                -              227
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................           4,145              556              699           61,342
                                                         =============    =============    =============    =============

Investment activity:                                        ACVPInt         ACVPUltra         ACVPVal          DryStkIx
                                                         -------------    -------------    -------------    -------------
  Reinvested dividends ...............................   $           -                -                -              307
  Mortality and expense risk charges (note 2) ........               -               (9)             (53)             (49)
                                                         -------------    -------------    -------------    -------------
    Net investment income ............................               -               (9)             (53)             258
                                                         -------------    -------------    -------------    -------------
  Proceeds from mutual funds shares sold .............           5,107                9            2,275               49
  Cost of mutual fund shares sold ....................          (5,121)              (9)          (2,304)             (50)
                                                         -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..............             (14)               -              (29)              (1)
  Change in unrealized gain (loss)
   on investments ....................................               -              721            1,856              998
                                                         -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...................             (14)             721            1,827              997
                                                         -------------    -------------    -------------    -------------
  Reinvested capital gains ...........................               -                -                -                -
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................   $         (14)             712            1,774            1,255
                                                         =============    =============    =============    =============
Investment activity:                                       DryVIFApp       DryVIFDevLd       FidVIPEIS        FidVIPGrS
                                                         -------------    -------------    -------------    -------------
  Reinvested dividends ...............................          15,436                -                -              309
  Mortality and expense risk charges (note 2) ........          (1,799)               -              (76)          (1,706)
                                                         -------------    -------------    -------------    -------------
    Net investment income ............................          13,637                -              (76)          (1,397)
                                                         -------------    -------------    -------------    -------------
  Proceeds from mutual funds shares sold .............         113,383            6,514               75           80,328
  Cost of mutual fund shares sold ....................        (102,882)          (6,461)             (76)         (73,636)
                                                         -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..............          10,501               53               (1)           6,692
  Change in unrealized gain (loss)
   on investments ....................................          15,013                -            2,647           32,182
                                                         -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...................          25,514               53            2,646           38,874
                                                         -------------    -------------    -------------    -------------
  Reinvested capital gains ...........................               -                -                -                -
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................          39,151               53            2,570           37,477
                                                         =============    =============    =============    =============

                                                                     (Continued)
                                        4

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                      FidVIPMMkt2       FidVIPOvS       FidVIPIGBdS      FrVIPSmCapV2
                                                         -------------    -------------    -------------    -------------
  Reinvested dividends ...............................   $       3,008            2,544                -               51
  Mortality and expense risk charges (note 2) ........          (1,043)          (1,909)            (129)             (82)
                                                         -------------    -------------    -------------    -------------
    Net investment income ............................           1,965              635             (129)             (31)
                                                         -------------    -------------    -------------    -------------
  Proceeds from mutual funds shares sold .............         215,167          168,775            1,187               81
  Cost of mutual fund shares sold ....................        (215,167)        (145,696)          (1,159)             (76)
                                                         -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..............               -           23,079               28                5
  Change in unrealized gain (loss)
   on investments ....................................               -           79,902            1,477            5,420
                                                         -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...................               -          102,981            1,505            5,425
                                                         -------------    -------------    -------------    -------------
  Reinvested capital gains ...........................               -                -                -                -
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................   $       1,965          103,616            1,376            5,394
                                                         =============    =============    =============    =============
Investment activity:                                      FrVIPUSGov2      FrVIPDevMrk2     FrVIPForSec2     FrVIPGroSec2
                                                         -------------    -------------    -------------    -------------
  Reinvested dividends ...............................               -              582            4,696              215
  Mortality and expense risk charges (note 2) ........               -             (149)          (1,424)             (50)
                                                         -------------    -------------    -------------    -------------
    Net investment income ............................               -              433            3,272              165
                                                         -------------    -------------    -------------    -------------
  Proceeds from mutual funds shares sold .............           5,166           49,226           49,113               50
  Cost of mutual fund shares sold ....................          (5,176)         (43,425)         (48,809)             (51)
                                                         -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..............             (10)           5,801              304               (1)
  Change in unrealized gain (loss)
   on investments ....................................               -            8,327           87,626            2,040
                                                         -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...................             (10)          14,128           87,930            2,039
                                                         -------------    -------------    -------------    -------------
  Reinvested capital gains ...........................               -                -                -                -
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................             (10)          14,561           91,202            2,204
                                                         =============    =============    =============    =============

Investment activity:                                        JanBal          LAGroInc         LAMidCapV         MFSValS
                                                         -------------    -------------    -------------    -------------
  Reinvested dividends ...............................   $         146              624              807              440
  Mortality and expense risk charges (note 2) ........             (18)             (96)            (531)            (594)
                                                         -------------    -------------    -------------    -------------
    Net investment income ............................             128              528              276             (154)
                                                         -------------    -------------    -------------    -------------
  Proceeds from mutual funds shares sold .............           5,079               93           28,877           20,307
  Cost of mutual fund shares sold ....................          (5,082)             (94)         (23,747)         (16,897)
                                                         -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..............              (3)              (1)           5,130            3,410
  Change in unrealized gain (loss)
   on investments ....................................             219            2,974           30,034           26,250
                                                         -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...................             216            2,973           35,164           29,660
                                                         -------------    -------------    -------------    -------------
  Reinvested capital gains ...........................               -              635            4,111            1,601
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................   $         344            4,136           39,551           31,107
                                                         =============    =============    =============    =============
Investment activity:                                       NBAMTFasc        OppCapAp         OppGlSec         OppHighInc
                                                         -------------    -------------    -------------    -------------
  Reinvested dividends ...............................               -              865                -                -
  Mortality and expense risk charges (note 2) ........            (499)          (2,037)              (7)            (103)
                                                         -------------    -------------    -------------    -------------
    Net investment income ............................            (499)          (1,172)              (7)            (103)
                                                         -------------    -------------    -------------    -------------
  Proceeds from mutual funds shares sold .............           8,589          116,599                7              103
  Cost of mutual fund shares sold ....................          (7,337)        (106,416)              (6)            (101)
                                                         -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..............           1,252           10,183                1                2
  Change in unrealized gain (loss)
   on investments ....................................          20,027           49,436              984            2,507
                                                         -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...................          21,279           59,619              985            2,509
  Reinvested capital gains ...........................             540                -                -                -
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................          21,320           58,447              978            2,406
                                                         =============    =============    =============    =============

                                                                     (Continued)
                                        5

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                       OppMSFund        OppMSSmCap       PVITHighY        PVITLowDur
                                                         -------------    -------------    -------------    -------------
  Reinvested dividends ...............................   $           -                -           15,728            3,554
  Mortality and expense risk charges (note 2) ........               -           (1,164)            (955)            (914)
                                                         -------------    -------------    -------------    -------------
    Net investment income ............................               -           (1,164)          14,773            2,640
                                                         -------------    -------------    -------------    -------------
  Proceeds from mutual funds shares sold .............          10,844           44,315           37,784           43,717
  Cost of mutual fund shares sold ....................         (10,879)         (34,587)         (36,015)         (43,729)
                                                         -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..............             (35)           9,728            1,769              (12)
  Change in unrealized gain (loss)
   on investments ....................................               -           74,514           13,362              432
                                                         -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...................             (35)          84,242           15,131              420
                                                         -------------    -------------    -------------    -------------
  Reinvested capital gains ...........................               -                -                -            1,404
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................   $         (35)          83,078           29,904            4,464
                                                         =============    =============    =============    =============
Investment activity:                                       PVITTotRet        PVTIntEq         VKGrInc          VKEmMkt
                                                         -------------    -------------    -------------    -------------
  Reinvested dividends ...............................           6,617                -            1,683              252
  Mortality and expense risk charges (note 2) ........          (1,333)               -           (1,295)            (277)
                                                         -------------    -------------    -------------    -------------
    Net investment income ............................           5,284                -              388              (25)
                                                         -------------    -------------    -------------    -------------
  Proceeds from mutual funds shares sold .............         264,897            2,936           46,309          261,519
  Cost of mutual fund shares sold ....................        (259,353)          (2,972)         (38,902)        (261,195)
                                                         -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ..............           5,544              (36)           7,407              324
  Change in unrealized gain (loss)
   on investments ....................................             959                -           59,083           (4,448)
                                                         -------------    -------------    -------------    -------------
    Net gain (loss) on investments ...................           6,503              (36)          66,490           (4,124)
                                                         -------------    -------------    -------------    -------------
  Reinvested capital gains ...........................           8,173                -                -              118
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................          19,960              (36)          66,878           (4,031)
                                                         =============    =============    =============    =============

Investment activity:                                       VKUSRealEst
                                                          -------------
  Reinvested dividends ...............................    $       4,535
  Mortality and expense risk charges (note 2) ........             (985)
                                                          -------------
    Net investment income ............................            3,550
                                                          -------------
  Proceeds from mutual funds shares sold .............           79,527
  Cost of mutual fund shares sold ....................          (62,279)
    Realized gain (loss) on investments ..............           17,248
  Change in unrealized gain (loss)
   on investments ....................................           80,097
                                                          -------------
    Net gain (loss) on investments ...................           97,345
                                                          -------------
  Reinvested capital gains ...........................            5,279
                                                          -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ................    $     106,174
                                                          =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                             Total                           AIMBValue
                                                ------------------------------    ------------------------------
Investment activity:                                2004             2003             2004             2003
                                                -------------    -------------    -------------    -------------
  Net investment income .....................   $      71,662            4,790               (1)               -
  Realized gain (loss) on investments .......         155,456           18,045               83                -
  Change in unrealized gain (loss)
   on investments ...........................         621,098           90,407                -                -
  Reinvested capital gains ..................          22,092            1,939                -                -
                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ..............         870,308          115,181               82                -
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received
   from contract owners (note 3) ............      10,621,906        1,745,209              (82)               -
  Transfers between funds ...................               -                -                -                -
  Redemptions (note 3) ......................        (683,492)          (4,229)               -                -
  Adjustments to maintain reserves ..........            (532)          10,657                -                -
                                                -------------    -------------    -------------    -------------
    Net equity transactions .................       9,937,882        1,751,637              (82)               -
                                                -------------    -------------    -------------    -------------
Net change in contract owners' equity .......      10,808,190        1,866,818                -                -
Contract owners' equity
 beginning of period ........................       1,991,806          124,988                -                -
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of period .......   $   12,799,99        1,991,806                -                -
                                                =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ...........................         160,169           12,361                -                -
                                                -------------    -------------    -------------    -------------
  Units purchased ...........................       1,061,867          188,419                -                -
  Units redeemed ............................        (259,729)         (40,611)               -                -
                                                -------------    -------------    -------------    -------------
  Ending units ..............................         962,307          160,169                -                -
                                                =============    =============    =============    =============
                                                           AIMCapAp                        AIMCapDev
                                                ------------------------------    ------------------------------
Investment activity:                                2004             2003             2004             2003
                                                -------------    -------------    -------------    -------------
  Net investment income .....................               -                -             (630)             (77)
  Realized gain (loss) on investments .......             (37)              23            7,138            1,371
  Change in unrealized gain (loss)
   on investments ...........................               -                -           29,082            4,030
  Reinvested capital gains ..................               -                -                -                -
                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ..............             (37)              23           35,590            5,324
                                                -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received
   from contract owners (note 3) ............              37              (24)         260,878           55,979
  Transfers between funds ...................               -                -           (6,153)          (8,431)
  Redemptions (note 3) ......................               -                -          (12,190)             (17)
  Adjustments to maintain reserves ..........               -                1              (19)               4
                                                -------------    -------------    -------------    -------------
    Net equity transactions .................              37              (23)         242,516           47,535
                                                -------------    -------------    -------------    -------------
Net change in contract owners' equity .......               -                -          278,106           52,859
Contract owners' equity
 beginning of period ........................               -                -           57,861            5,002
                                                -------------    -------------    -------------    -------------
Contract owners' equity end of period .......               -                -          335,967           57,861
                                                =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units ...........................               -                -            4,212              491
                                                -------------    -------------    -------------    -------------
  Units purchased ...........................               -                -           20,970            5,420
  Units redeemed ............................               -                -           (3,929)          (1,699)
                                                -------------    -------------    -------------    -------------
  Ending units ..............................               -                -           21,253            4,212
                                                =============    =============    =============    =============

                                                                     (Continued)
                                        7

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         AlGrIncA                          AlIntlValA
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................   $             -                 (1)              (103)               (35)
  Realized gain (loss) on investments .................                 -                685             10,618             (7,998)
  Change in unrealized gain (loss) on
   investments ........................................                 -                  -             (6,374)             7,566
  Reinvested capital gains ............................                 -                  -                  4                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .......................................                 -                684              4,145               (467)
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ...........................                 -               (684)            58,672             71,845
  Transfers between funds .............................                 -                  -           (110,658)           (10,514)
  Redemptions (note 3) ................................                 -                  -                  -                (35)
  Adjustments to maintain reserves ....................                 -                  -                 11             10,666
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................                 -               (684)           (51,975)            71,962
                                                          ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .................                 -                  -            (47,830)            71,495
Contract owners' equity beginning of
 period ...............................................                 -                  -             78,990              7,495
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................   $             -                  -             31,160             78,990
                                                          ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units .....................................                 -                  -              5,292                722
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................                 -                  -              4,168              5,681
  Units redeemed ......................................                 -                  -             (7,788)            (1,111)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................                 -                  -              1,672              5,292
                                                          ===============    ===============    ===============    ===============
                                                                        AlRealEstA                          AlSmCapVA
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................                (5)                 -                 (9)                 -
  Realized gain (loss) on investments .................                 -                  -                  -                  -
  Change in unrealized gain (loss) on
   investments ........................................               561                  -                708                  -
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .......................................               556                  -                699                  -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ...........................             9,970                  -             19,979                  -
  Transfers between funds .............................             5,001                  -             10,001                  -
  Redemptions (note 3) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ....................                (2)                 -                  7                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................            14,969                  -             29,987                  -
                                                          ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .................            15,525                  -             30,686                  -
Contract owners' equity beginning of
 period ...............................................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................            15,525                  -             30,686                  -
                                                          ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units .....................................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................               797                  -              1,724                  -
  Units redeemed ......................................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................               797                  -              1,724                  -
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)
                                        8

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      ACVPInflaPro                           ACVPInt
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................   $        29,297                957                  -                  -
  Realized gain (loss) on investments .................            29,336                630                (14)                 -
  Change in unrealized gain (loss) on
   investments ........................................             2,482              2,006                  -                  -
  Reinvested capital gains ............................               227                 39                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .........................................            61,342              3,632                (14)                 -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................         1,704,727            192,993                 14                  -
  Transfers between funds .............................          (810,712)             3,721                  -                  -
  Redemptions (note 3) ................................          (168,813)              (246)                 -                  -
  Adjustments to maintain reserves ....................              (104)                59                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................           725,098            196,527                 14                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............           786,440            200,159                  -                  -
  Contract owners' equity beginning of
   period .............................................           217,659             17,500                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............   $     1,004,099            217,659                  -                  -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................            20,698              1,750                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................           180,603             20,780                  -                  -
    Units redeemed ....................................          (110,711)            (1,832)                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................            90,590             20,698                  -                  -
                                                          ===============    ===============    ===============    ===============
                                                                     ACVPUltra                             ACVPVal
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................                (9)                 -                (53)                 -
  Realized gain (loss) on investments .................                 -                  -                (29)                 -
  Change in unrealized gain (loss) on
   investments ........................................               721                  -              1,856                  -
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations .........................................               712                  -              1,774                  -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................            19,960                  -             20,897                  -
  Transfers between funds .............................            10,001                  -                  -                  -
  Redemptions (note 3) ................................                 -                  -               (141)                 -
  Adjustments to maintain reserves ....................                (3)                 -                 14                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................            29,958                  -             20,770                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............            30,670                  -             22,544                  -
  Contract owners' equity beginning of
   period .............................................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............            30,670                  -             22,544                  -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................             2,286                  -              1,518                  -
    Units redeemed ....................................                 -                  -                (24)                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................             2,286                  -              1,494                  -
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)
                                        9

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         DryEmMkt                           DryStkIx
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................   $             -               (12)                258                  -
  Realized gain (loss) on investments .................                 -             1,543                  (1)                 -
  Change in unrealized gain (loss) on
   investments ........................................                 -                 -                 998                  -
  Reinvested capital gains ............................                 -                 -                   -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........                 -             1,531               1,255                  -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................                 -            17,717              16,853                  -
  Transfers between funds .............................                 -           (22,230)                  -                  -
  Redemptions (note 3) ................................                 -               (17)                  -                  -
  Adjustments to maintain reserves ....................                 -                (4)                 (5)                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................                 -            (4,534)             16,848                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............                 -            (3,003)             18,103                  -
  Contract owners' equity beginning of
   period .............................................                 -             3,003                   -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............   $             -                 -              18,103                  -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -               287                   -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................                 -             1,406               1,286                  -
    Units redeemed ....................................                 -            (1,693)                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................                 -                 -               1,286                  -
                                                          ===============    ===============    ===============    ===============
                                                                      DryVIFApp                            DryVIFDevLd
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................            13,637              1,674                  -                  -
  Realized gain (loss) on investments .................            10,501              1,061                 53                  -
  Change in unrealized gain (loss) on
   investments ........................................            15,013              8,195                  -                  -
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........            39,151             10,930                 53                  -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................           765,530            144,758                (52)                 -
  Transfers between funds .............................           (60,401)            (4,409)                 -                  -
  Redemptions (note 3) ................................           (30,571)               (74)                 -                  -
  Adjustments to maintain reserves ....................               (13)                (6)                (1)                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................           674,545            140,269                (53)                 -
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............           713,696            151,199                  -                  -
  Contract owners' equity beginning of
   period .............................................           159,453              8,254                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............           873,149            159,453                  -                  -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................            13,335                833                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................            65,504             15,065                  -                  -
    Units redeemed ....................................            (9,074)            (2,563)                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................            69,765             13,335                  -                  -
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      FidVIPEIS                             FidVIPGrS
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................   $           (76)                 -            (1,397)              (104)
  Realized gain (loss) on investments .................                (1)                 -             6,692                 57
  Change in unrealized gain (loss) on
   investments ........................................             2,647                  -            32,182              8,357
  Reinvested capital gains ............................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........             2,570                  -            37,477              8,310
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................            27,824                  -           755,953             71,368
  Transfers between funds .............................                 -                  -           (21,477)            76,744
  Redemptions (note 3) ................................                 -                  -           (22,920)                 -
  Adjustments to maintain reserves ....................                 5                  -                (5)                 9
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................            27,829                  -           711,551            148,121
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............            30,399                  -           749,028            156,431
  Contract owners' equity beginning of period .........                 -                  -           156,431                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............   $        30,399                  -           905,459            156,431
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -                  -            12,086                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................             2,060                  -            61,858             12,206
    Units redeemed ....................................                 -                  -            (5,956)              (120)
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................             2,060                  -            67,988             12,086
                                                          ===============    ===============    ===============    ===============
                                                                     FidVIPMMkt2                            FidVIPOvS
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................             1,965                118               635                (71)
  Realized gain (loss) on investments .................                 -                  -            23,079                  2
  Change in unrealized gain (loss) on
   investments ........................................                 -                  -            79,902             11,965
  Reinvested capital gains ............................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........             1,965                118           103,616             11,896
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................           705,763            103,097           811,422             60,816
  Transfers between funds .............................            14,552             (5,507)         (121,000)           116,402
  Redemptions (note 3) ................................          (162,592)            (2,420)          (27,070)                 -
  Adjustments to maintain reserves ....................                (4)               (20)              (28)                 2
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................           557,719             95,150           663,324            177,220
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............           559,684             95,268           766,940            189,116
  Contract owners' equity beginning of period .........           108,017             12,749           189,116                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............           667,701            108,017           956,056            189,116
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................            10,754              1,274            13,136                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................            79,725             12,192            57,773             13,317
    Units redeemed ....................................           (24,350)            (2,712)          (12,187)              (181)
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................            66,129             10,754            58,722             13,136
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      FidVIPIGBdS                         FrVIPSmCapV2
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................   $          (129)                 -               (31)                 -
  Realized gain (loss) on investments .................                28                  -                 5                  -
  Change in unrealized gain (loss) on
   investments ........................................             1,477                  -             5,420                  -
  Reinvested capital gains ............................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........             1,376                  -             5,394                  -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
  owners (note 3) .....................................            45,757                  -            27,617                  -
  Transfers between funds .............................                 -                  -                 -                  -
  Redemptions (note 3) ................................                 -                  -                 -                  -
  Adjustments to maintain reserves ....................                (1)                 -                 3                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................            45,756                  -            27,620                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............            47,132                  -            33,014                  -
  Contract owners' equity beginning of period .........                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............   $        47,132                  -            33,014                  -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................             4,249                  -             1,938                  -
    Units redeemed ....................................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................             4,249                  -             1,938                  -
                                                          ===============    ===============    ===============    ===============
                                                                      FrVIPUSGov2                         FrVIPDevMrk2
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................                 -                  -               433                (27)
  Realized gain (loss) on investments .................               (10)                 -             5,801                 84
  Change in unrealized gain (loss) on
   investments ........................................                 -                  -             8,327              3,643
  Reinvested capital gains ............................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........               (10)                 -            14,561              3,700
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
  owners (note 3) .....................................               686                  -            63,080             15,693
  Transfers between funds .............................              (676)                 -           110,687             17,226
  Redemptions (note 3) ................................                 -                  -                 -                  -
  Adjustments to maintain reserves ....................                 -                  -                84                 (7)
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................                10                  -           173,851             32,912
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............                 -                  -           188,412             36,612
  Contract owners' equity beginning of period .........                 -                  -            36,612                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............                 -                  -           225,024             36,612
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -                  -             2,343                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................                64                  -            11,970              2,700
    Units redeemed ....................................               (64)                 -            (2,729)              (357)
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................                 -                  -            11,584              2,343
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     FrVIPForSec2                         FrVIPGroSec2
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................   $         3,272                  -               165                 -
  Realized gain (loss) on investments .................               304                  -                (1)                -
  Change in unrealized gain (loss) on
   investments ........................................            87,626                  -             2,040                 -
  Reinvested capital gains ............................                 -                  -                 -                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........            91,202                  -             2,204                 -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
  owners (note 3) .....................................           564,957                  -            18,126                 -
  Transfers between funds .............................           172,072                  -                 -                 -
  Redemptions (note 3) ................................           (15,207)                 -                 -                 -
  Adjustments to maintain reserves ....................                (9)                 -                 5                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................           721,813                  -            18,131                 -
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............           813,015                  -            20,335                 -
  Contract owners' equity beginning of
   period .............................................                 -                  -                 -                 -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............   $       813,015                  -            20,335                 -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -                  -                 -                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................            57,895                  -             1,327                 -
    Units redeemed ....................................            (6,084)                 -                 -                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................            51,811                  -             1,327                 -
                                                          ===============    ===============    ===============    ===============
                                                                        JanBal                              JanCapAp
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................               128                  -                 -               (25)
  Realized gain (loss) on investments .................                (3)                 -                 -             1,119
  Change in unrealized gain (loss) on
   investments ........................................               219                  -                 -                 -
  Reinvested capital gains ............................                 -                  -                 -                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........               344                  -                 -             1,094
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
  owners (note 3) .....................................            10,089                  -                 -            61,132
  Transfers between funds .............................                 -                  -                 -           (71,923)
  Redemptions (note 3) ................................            (5,061)                 -                 -               (50)
  Adjustments to maintain reserves ....................                 6                  -                 -                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................             5,034                  -                 -           (10,841)
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............             5,378                  -                 -            (9,747)
  Contract owners' equity beginning of
   period .............................................                 -                  -                 -             9,747
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............             5,378                  -                 -                 -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -                  -                 -             1,014
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................               882                  -                 -             6,227
    Units redeemed ....................................              (440)                 -                 -            (7,241)
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................               442                  -                 -                 -
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)
                                       13

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       JanIntGro                            LAGroInc
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................   $             -               132                528                  -
  Realized gain (loss) on investments .................                 -               313                 (1)                 -
  Change in unrealized gain (loss) on
   investments ........................................                 -                 -              2,974                  -
  Reinvested capital gains ............................                 -                 -                635                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........                 -               445              4,136                  -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................                 -            10,641             59,951                  -
  Transfers between funds .............................                 -           (18,585)            15,002                  -
  Redemptions (note 3) ................................                 -                 -                  -                  -
  Adjustments to maintain reserves ....................                 -                 4                 (3)                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................                 -            (7,940)            74,950                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............                 -            (7,495)            79,086                  -
  Contract owners' equity beginning of
   period .............................................                 -             7,495                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............   $             -                 -             79,086                  -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -               746                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................                 -             1,058              5,309                  -
    Units redeemed ....................................                 -            (1,804)                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................                 -                 -              5,309                  -
                                                          ===============    ===============    ===============    ===============
                                                                       LAMidCapV                             MFSValS
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................               276                189               (154)               (43)
  Realized gain (loss) on investments .................             5,130              2,316              3,410                676
  Change in unrealized gain (loss) on
   investments ........................................            30,034              2,115             26,250              3,399
  Reinvested capital gains ............................             4,111                536              1,601                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........            39,551              5,156             31,107              4,032
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................           191,372             50,764            260,092             38,788
  Transfers between funds .............................            21,598            (18,452)            (6,117)             3,378
  Redemptions (note 3) ................................              (783)                (8)            (5,937)               (17)
  Adjustments to maintain reserves ....................                11                (11)                 1                 (4)
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................           212,198             32,293            248,039             42,145
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............           251,749             37,449            279,146             46,177
  Contract owners' equity beginning of
   period .............................................            42,696              5,247             47,680              1,503
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............           294,445             42,696            326,826             47,680
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................             3,281                501              3,779                148
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................            16,423              5,332             20,096              3,951
    Units redeemed ....................................            (1,403)            (2,552)            (1,235)              (320)
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................            18,301              3,281             22,640              3,779
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)
                                       14

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      NBAMTFasc                             OppCapAp
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................   $          (499)               (42)            (1,172)              (171)
  Realized gain (loss) on investments .................             1,252                306             10,183              2,466
  Change in unrealized gain (loss) on
   investments ........................................            20,027              2,681             49,436              9,597
  Reinvested capital gains ............................               540                 12                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........            21,320              2,957             58,447             11,892
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................           230,143             31,115            895,415            155,210
  Transfers between funds .............................             6,731              4,814            (58,718)            13,265
  Redemptions (note 3) ................................            (5,433)                (8)           (35,589)              (109)
  Adjustments to maintain reserves ....................               (29)                 8                 19                  1
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................           231,412             35,929            801,127            168,367
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............           252,732             38,886            859,574            180,259
  Contract owners' equity beginning of period .........            40,640              1,754            189,257              8,998
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............   $       293,372             40,640          1,048,831            189,257
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................             3,163                170             14,790                917
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................            18,078              3,318             71,784             16,595
    Units redeemed ....................................              (759)              (325)            (9,657)            (2,722)
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................            20,482              3,163             76,917             14,790
                                                          ===============    ===============    ===============    ===============
                                                                       OppGlSec                            OppHighInc
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................                (7)                 -              (103)                 -
  Realized gain (loss) on investments .................                 1                  -                 2                  -
  Change in unrealized gain (loss) on
   investments ........................................               984                  -             2,507                  -
  Reinvested capital gains ............................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........               978                  -             2,406                  -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................             9,982                  -            36,249                  -
  Transfers between funds .............................            10,001                  -                 -                  -
  Redemptions (note 3) ................................                 -                  -                 -                  -
  Adjustments to maintain reserves ....................                (4)                 -               (10)                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................            19,979                  -            36,239                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............            20,957                  -            38,645                  -
  Contract owners' equity beginning of period .........                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............            20,957                  -            38,645                  -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................             1,241                  -             2,786                  -
    Units redeemed ....................................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................             1,241                  -             2,786                  -
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)
                                       15

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      OppMSFund                             OppMSSmCap
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................               $ -                  -            (1,164)              (110)
  Realized gain (loss) on investments .................               (35)                 -             9,728              2,984
  Change in unrealized gain (loss) on
   investments ........................................                 -                  -            74,514              6,262
  Reinvested capital gains ............................                 -                  -                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........               (35)                 -            83,078              9,136
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................               232                  -           489,307             88,262
  Transfers between funds .............................              (196)                 -           (21,902)            (1,153)
  Redemptions (note 3) ................................                 -                  -           (11,751)               (17)
  Adjustments to maintain reserves ....................                (1)                 -                 9                (15)
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................                35                  -           455,663             87,077
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............                 -                  -           538,741             96,213
  Contract owners' equity beginning of
   period .............................................                 -                  -           100,212              3,999
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............               $ -                  -           638,953            100,212
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................                 -                  -             6,989                401
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................                15                  -            33,505              8,011
    Units redeemed ....................................               (15)                 -            (3,046)            (1,423)
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................                 -                  -            37,448              6,989
                                                          ===============    ===============    ===============    ===============
                                                                      PVITHighY                            PVITLowDur
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................            14,773              1,492              2,640                  -
  Realized gain (loss) on investments .................             1,769                547                (12)                 -
  Change in unrealized gain (loss) on
   investments ........................................            13,362              2,522                432                  -
  Reinvested capital gains ............................                 -                  -              1,404                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........            29,904              4,561              4,464                  -
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................           443,511             66,629            400,290                  -
  Transfers between funds .............................            43,087             (3,091)         1,052,963                  -
  Redemptions (note 3) ................................           (37,066)               (40)           (44,274)                 -
  Adjustments to maintain reserves ....................              (184)                12               (185)                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................           449,348             63,510          1,408,794                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............           479,252             68,071          1,413,258                  -
  Contract owners' equity beginning of
   period .............................................            73,320              5,249                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............           552,572             73,320          1,413,258                  -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................             5,561                487                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................            35,985              5,405            139,788                  -
    Units redeemed ....................................            (3,134)              (331)            (4,557)                 -
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................            38,412              5,561            135,231                  -
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)
                                       16

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      PVITTotRet                             PVTIntEq
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................   $         5,284              1,308                  -               (104)
  Realized gain (loss) on investments .................             5,544                (97)               (36)             5,716
  Change in unrealized gain (loss) on
   investments ........................................               959                919                  -                  -
  Reinvested capital gains ............................             8,173              1,352                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........            19,960              3,482                (36)             5,612
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................           569,934            191,926                 36             71,016
  Transfers between funds .............................            60,992             11,467                  -            (76,542)
  Redemptions (note 3) ................................           (45,382)               (98)                 -                (84)
  Adjustments to maintain reserves ....................               (91)               (23)                 -                 (2)
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................           585,453            203,272                 36             (5,612)
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............           605,413            206,754                  -                  -
  Contract owners' equity beginning of
   period .............................................           217,749             10,995                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............   $       823,162            217,749                  -                  -
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................            20,255              1,070                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................            76,988             19,637                  -              9,247
    Units redeemed ....................................           (23,950)              (452)                 -             (9,247)
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................            73,293             20,255                  -                  -
                                                          ===============    ===============    ===============    ===============
                                                                       VKGrInc                               VKEmMkt
                                                          ----------------------------------    ----------------------------------
Investment activity:                                           2004                2003              2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income ...............................               388                (54)               (25)              (109)
  Realized gain (loss) on investments .................             7,407              1,929                324                910
  Change in unrealized gain (loss) on
   investments ........................................            59,083              7,524             (4,448)             4,449
  Reinvested capital gains ............................                 -                  -                118                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........            66,878              9,399             (4,031)             5,250
                                                          ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................           550,248             93,689            172,132             81,170
  Transfers between funds .............................               381             (8,249)          (250,705)             3,527
  Redemptions (note 3) ................................           (25,995)               (59)            (9,439)              (895)
  Adjustments to maintain reserves ....................                37                (16)                (5)                (4)
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................           524,671             85,365            (88,017)            83,798
                                                          ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ...............           591,549             94,764            (92,048)            89,048
  Contract owners' equity beginning of
   period .............................................           102,764              8,000             92,048              3,000
                                                          ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ...............           694,313            102,764                  -             92,048
                                                          ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................             7,868                781              6,890                286
                                                          ---------------    ---------------    ---------------    ---------------
    Units purchased ...................................            42,376              8,390             13,207              6,780
    Units redeemed ....................................            (3,602)            (1,303)           (20,097)              (176)
                                                          ---------------    ---------------    ---------------    ---------------
    Ending units ......................................            46,642              7,868                  -              6,890
                                                          ===============    ===============    ===============    ===============


                                                                     (Continued)
                                       17

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      VKUSRealEst
                                                          ----------------------------------
Investment activity:                                           2004               2003
                                                          ---------------    ---------------
  Net investment income ...............................   $         3,550                (95)
  Realized gain (loss) on investments .................            17,248              1,402
  Change in unrealized gain (loss) on
   investments ........................................            80,097              5,177
  Reinvested capital gains ............................             5,279                  -
                                                          ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........           106,174              6,484
                                                          ---------------    ---------------
Equity transactions:
  Purchase payments received from contract
   owners (note 3) ....................................           404,355             71,309
  Transfers between funds .............................           (64,354)            (1,458)
  Redemptions (note 3) ................................           (17,278)               (35)
  Adjustments to maintain reserves ....................               (38)                 3
                                                          ---------------    ---------------
    Net equity transactions ...........................           322,685             69,819
                                                          ---------------    ---------------
  Net change in contract owners' equity ...............           428,859             76,303
  Contract owners' equity beginning of
   period .............................................            81,301              4,998
                                                          ---------------    ---------------
  Contract owners' equity end of period ...............   $       510,160             81,301
                                                          ===============    ===============
  CHANGES IN UNITS:
    Beginning units ...................................             5,737                483
                                                          ---------------    ---------------
    Units purchased ...................................            25,689              5,701
    Units redeemed ....................................            (4,938)              (447)
                                                          ---------------    ---------------
    Ending units ......................................            26,488              5,737
                                                          ===============    ===============

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-13
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

          The initial deposits for this variable account were made on the last business day of 2002. As such, the Financial Highlights for 2002 represents the activity for one day.

     (b)  The Contracts

          Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)* AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)*
                    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class A (AlGrIncA)*
                    Alliance VPSF - AllianceBernstein International Value Portfolio - Class A (AlIntlValA)
                    Alliance VPSF - AllianceBernstein Real Estate Investment Portfolio - Class A (AlRealEstA)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class A (AlSmCapVA)

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)*
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I
                    (ACVPInt)*
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Emerging Markets Portfolio - Initial Shares (DryEmMkt)*
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)*

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund - (Dreyfus
               VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)*

               Portfolio of the Federated Insurance Series (Federated IS);
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)*

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Money Market Portfolio - Service Class 2 (FidVIPMMkt2)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)*
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
                    Franklin Templeton VIP - Franklin US Government Fund - Class 2 (FrVIPUSGov2)*
                    Franklin Templeton VIP - Templeton Developing Markets Securites Fund - Class 2 (FrVIPDevMrk2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Growth Securities Fund - Class 2 (FrVIPGroSec2)

               Portfolios of the INVESCO Variable Investment Funds, Inc. (INVESCO VIF);
                    INVESCO VIF - Dynamics Fund (InvVDyn)*
                    INVESCO VIF - Small Company Growth Fund (InvVSmCoGro)*

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)*
                    Janus AS - Core Equity Portfolio - Service Shares
                    (JanCorEq)*
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)*

               Lord Abbett Series Growth and Income Fund - VC (LAGroInc) Lord Abbett Series Mid Cap Value Fund - VC (LAMidCapV) Portfolios of the MFS/(R)/ Variable Insurance Trust/SM/ (MFS/(R)/ VIT);
                    MFS/(R)/ VIT - Investors Growth Series - Service Class (MFSInvGrS)*
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
                    Neuberger Berman AMT - Limited Maturity Bond
                    Portfolio/(R)/ (NBAMTLMat)*
                    Neuberger Berman AMT - Mid Cap Growth
                    Portfolio/(R)/ (NBAMTMCGr)*

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)
               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street Fund/(R)/ /VA - Initial Class (OppMSFund)*
               Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Initial Class (OppMSSmCap)
               Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);
                    PIMCO VIT - High Yield Portfolio - Administrative Shares (PVITHighY)
                    PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur)
                    PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGrInc)* Putnam VT International Equity Fund - IB Shares (PVTIntEq)* Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)*
                    Putnam VT Voyager II Fund - IB Shares (PVTVoyII)*

               Portfolio of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Growth & Income Portfolio - Class I
                    (VKGrInc)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)*
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

               * At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)
                                       20

    NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)
                                       21

    NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

                 Nationwide Variable Account-13 Options             BOA Advisor
----------------------------------------------------------------    -----------

Variable Account Charges - Recurring .............................       0.35%

Death Benefit Options:

  One-Year Enhanced ..............................................

    If death before annuitization, benefit will be greatest of (i)       0.20%
    contract value, (ii) purchase payments less surrenders or (iii)
    highest contract value before 81st birthday less surrenders.
                                                                    -----------
Maximum Variable Account Charges*                                        0.55%
                                                                    -----------

*  When maximum options are utilized.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004:

               Total   AIMBValue  AIMCapAp  AIMCapDev  AlIntlValA  AlRealEstA  AlSmCapVA  ACVPInflaPro
             --------  ---------  --------  ---------  ----------  ----------  ---------  ------------
0.35% ....   $ 17,560          1         -        486          75           5          9         2,622
0.55% ....      6,192          -         -        144          38           -          -         1,086
             --------  ---------  --------  ---------  ----------  ----------  ---------  ------------
 Totals ..   $ 23,752          1         -        630         113           5          9         3,708
             ========  =========  ========  =========  ==========  ==========  =========  ============

             ACVPInt   ACVPUltra  ACVPVal  DryStkIx  DryVIFApp  DryVIFDevLd  FidVIPEIS  FidVIPGrS
             -------   ---------  -------  --------  ---------  -----------  ---------  ---------
0.35% ....   $     -           9       37        49      1,342            -         51      1,274
0.55% ....         -           -       16         -        457            -         25        432
             -------   ---------  -------  --------  ---------  -----------  ---------  ---------
 Totals ..   $     -           9       53        49      1,799            -         76      1,706
             =======   =========  =======  ========  =========  ===========  =========  =========

             FidVIPMMkt2  FidVIPOvS  FidVIPIGBdS  FrVIPSmCapV2  FrVIPUSGov2  FrVIPDevMrk2  FrVIPForSec2  FrVIPGroSec2
             -----------  ---------  -----------  ------------  -----------  ------------  ------------  ------------
0.35% ....   $       785      1,428          110            68            -           119         1,104            31
0.55% ....           258        481           19            14            -            30           320            19
             -----------  ---------  -----------  ------------  -----------  ------------  ------------  ------------
 Totals ..   $     1,043      1,909          129            82            -           149         1,424            50
             ===========  =========  ===========  ============  ===========  ============  ============  ============

             JanBal  LAGroInc  LAMidCapV  MFSValS  NBAMTFasc  OppCapAp  OppGlSec  OppHighInc
             ------  --------  ---------  -------  ---------  --------  --------  ----------
0.35% ....   $   18        69        416      459        380     1,522         7          63
0.55% ....        -        27        115      135        119       515         -          40
             ------  --------  ---------  -------  ---------  --------  --------  ----------
 Totals ..   $   18        96        531      594        499     2,037         7         103
             ======  ========  =========  =======  =========  ========  ========  ==========

             OppMSFund  OppMSSmCap  PVITHighY  PVITLowDur  PVITTotRet  PVTIntEq  VKGrInc  VKEmMkt
             ---------  ----------  ---------  ----------  ----------  --------  -------  -------
0.35% ....   $       -         909        648         650         919         -      958      195
0.55% ....           -         255        307         264         414         -      337       82
             ---------  ----------  ---------  ----------  ----------  --------  -------  -------
 Totals ..   $       -       1,164        955         914       1,333         -    1,295      277
             =========  ==========  =========  ==========  ==========  ========  =======  =======

             VKUSRealEst
             -----------
0.35% ....   $       742
0.55% ....           243
             -----------
 Totals ..   $       985
             ===========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the two-year period ended December 31, 2004 and for December 31, 2002 (commencement of operations). Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

                            Contract                                               Investment
                            Expense                    Unit           Contract        Income        Total
                              Rate*      Units      Fair Value     Owners' Equity     Ratio**       Return***
                         -------------   ------  ----------------  --------------  ----------  ----------------
AIM VIF - Capital Development
Fund - Series I Shares
   2004 ...............  0.35% to 0.55%  21,253  $ 15.82 to 15.75  $      335,967     0.00%     15.10% to 14.86%
   2003 ...............  0.35% to 0.55%   4,212   13.75 to 13.71           57,861     0.00%     34.88% to 34.61%
   2002 ...............      0.55%          491       10.19                 5,002     0.00%          0.00%

Alliance VPSF - AllianceBernstein
International Value Portfolio - Class A
   2004 ...............      0.35%        1,672       18.64                31,160     0.02%          24.76%
   2003 ...............  0.35% to 0.55%   5,292   14.94 to 14.90           78,990     0.17%     43.86% to 43.57%
   2002 ...............      0.55%          722       10.38                 7,495     0.00%          0.00%

Alliance VPSF - AllianceBernstein
Real Estate Investment Portfolio - Class A
   2004 ...............      0.35%          797       19.48                15,525     0.00%          35.15%

Alliance VPSF - AllianceBernstein
Small Cap Value Portfolio - Class A
   2004 ...............      0.35%        1,724       17.80                30,686     0.00%          18.89%

American Century VP - Inflation
Protection Fund - Class II
   2004 ...............  0.35% to 0.55%  90,590   11.10 to 11.05        1,004,099     5.40%     5.44% to 5.23%
   2003 ...............  0.35% to 0.55%  20,698   10.52 to 10.50          217,659     1.06%     5.24% to 5.03%
   2002 ...............      0.55%        1,750       10.00                17,500     0.00%         0.00%

American Century VP - Ultra/(R)/
Fund - Class I
   2004 ...............      0.35%        2,286       13.42                30,670     0.00%          10.29%

American Century VP - Value
Fund - Class I
   2004 ...............  0.35% to 0.55%   1,494   15.10 to 15.04           22,544     0.00%    13.93% to 13.70%

Dreyfus IP - Emerging Markets
Portfolio - Initial Shares
   2002 ...............      0.55%          287       10.46                 3,003     0.00%          0.00%

Dreyfus Stock Index
Fund, Inc. - Initial Shares
   2004 ...............      0.35%        1,286       14.08                18,103     3.39%          10.25%

Dreyfus VIF - Appreciation
Portfolio - Initial Shares
   2004 ...............  0.35% to 0.55%  69,765   12.53 to 12.47          873,149     2.99%     4.68% to 4.47%
   2003 ...............  0.35% to 0.55%  13,335   11.97 to 11.94          159,453     2.22%    20.75% to 20.50%
   2002 ...............      0.55%          833       9.91                  8,254     0.00%          0.00%

Fidelity/(R)/ VIP - Equity-Income
Portfolio - Service Class
   2004 ...............  0.35% to 0.55%   2,060   14.77 to 14.71           30,399     0.00%    10.99% to 10.77%

Fidelity/(R)/VIP - Growth
Portfolio - Service Class
   2004 ...............  0.35% to 0.55%  67,988   13.33 to 13.27          905,459     0.06%     2.90% to 2.70%
   2003 ...............  0.35% to 0.55%  12,086   12.95 to 12.92          156,431     0.00%    32.32% to 32.05%

Fidelity/(R)/VIP - Money Market
Portfolio - Service Class 2
   2004 ...............  0.35% to 0.55%  66,129   10.11 to 10.07          667,701     0.78%     0.60% to 0.40%
   2003 ...............  0.35% to 0.55%  10,754   10.05 to 10.03          108,017     0.50%     0.39% to 0.19%
   2002 ...............      0.55%        1,274       10.01                12,749     0.00%          0.00%

Fidelity/(R)/VIP - Overseas
Portfolio - Service Class
   2004 ...............  0.35% to 0.55%  58,722   16.29 to 16.23          956,056     0.44%    13.09% to 12.86%
   2003 ...............  0.35% to 0.55%  13,136   14.41 to 14.38          189,116     0.00%    42.70% to 42.42%

Fidelity/(R)/ VIP II - Investment
Grade Bond Portfolio - Service Class
   2004 ...............  0.35% to 0.55%  4,249    11.10 to 11.05           47,132     0.00%     3.95% to 3.75%

                                       23
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

                            Contract                                               Investment
                            Expense                    Unit           Contract        Income        Total
                              Rate*      Units      Fair Value     Owners' Equity     Ratio**      Return***
                         -------------   ------  ----------------  --------------  ----------  ----------------
Franklin Templeton VIP - Franklin Small Cap Value
Securities Fund - Class 2
   2004 ...............  0.35% to 0.55%   1,938   $17.04 to 16.97  $       33,014    0.31%     23.31% to 23.07%

Franklin Templeton VIP - Templeton Developing Markets
Securites Fund - Class 2
   2004 ...............  0.35% to 0.55%  11,584    19.44 to 19.35         225,024    0.44%     24.27% to 24.03%
   2003 ...............  0.35% to 0.55%   2,343    15.64 to 15.60          36,612    0.00%     52.46% to 52.15%

Franklin Templeton VIP - Templeton Foreign
Securities Fund - Class 2
   2004 ...............  0.35% to 0.55%  51,811    15.70 to 15.64         813,015    1.16%     18.11% to 17.88%

Franklin Templeton VIP - Templeton Growth
Securities Fund - Class 2
   2004 ...............  0.35% to 0.55%   1,327    15.34 to 15.28          20,335    2.11%     15.62% to 15.39%

Janus AS - Balanced Portfolio
- Service Shares
   2004 ...............      0.35%          442        12.17                5,378    5.43%           7.91%

Janus AS - Capital Appreciation
Portfolio - Service Shares
   2002 ...............      0.55%        1,014         9.61                9,747    0.00%           0.00%

Janus AS - International Growth
Portfolio - Service Shares
   2002 ...............      0.55%          746        10.05                7,495    0.00%           0.00%

Lord Abbett Series Growth and
Income Fund - VC
   2004 ...............  0.35% to 0.55%   5,309   14.90 to 14.84           79,086    1.58%     12.26% to 12.03%

Lord Abbett Series Mid Cap
Value Fund - VC
   2004 ...............  0.35% to 0.55%  18,301   16.10 to 16.03          294,445    0.48%     23.61% to 23.36%
   2003 ...............  0.35% to 0.55%   3,281   13.02 to 12.99           42,696    1.08%     24.32% to 24.07%
   2002 ...............      0.55%          501        10.47                5,247    0.00%          0.00%

MFS/(R)/ VIT - Value Series
- Service Class
   2004 ...............  0.35% to 0.55%  22,640   14.45 to 14.39          326,826    0.23%     14.42% to 14.19%
   2003 ...............  0.35% to 0.55%   3,779   12.63 to 12.60           47,680    0.02%     24.27% to 24.02%
   2002 ...............      0.55%          148        10.16                1,503    0.00%           0.00%

Neuberger Berman AMT - Fasciano
Portfolio - S Class
   2004 ...............  0.35% to 0.55%  20,482   14.34 to 14.27          293,372    0.00%     11.49% to 11.26%
   2003 ...............  0.35% to 0.55%   3,163   12.86 to 12.83           40,640    0.00%     24.63% to 24.38%
   2002 ...............      0.55%          170        10.32                1,754    0.00%           0.00%

Oppenheimer Capital Appreciation
Fund/VA - Initial Class
   2004 ...............  0.35% to 0.55%  76,917   13.65 to 13.59        1,048,831    0.14%      6.56% to 6.35%
   2003 ...............  0.35% to 0.55%  14,790   12.81 to 12.78          189,257    0.04%     30.49% to 30.22%
   2002 ...............      0.55%          917        9.81                 8,998    0.00%           0.00%

Oppenheimer Global Securities Fund/VA
- Initial Class
   2004 ...............      0.35%        1,241        16.89               20,957    0.00%           18.75%

Oppenheimer High Income
Fund/VA - Initial Class
   2004 ...............  0.35% to 0.55%   2,786   13.89 to 13.83           38,645    0.00%      8.59% to 8.37%

Oppenheimer Main Street Small Cap
Fund/(R)/ /VA - Initial Class
   2004 ...............  0.35% to 0.55%  37,448   17.07 to 17.00          638,953    0.00%      19.00% to 18.76%
   2003 ...............  0.35% to 0.55%   6,989   14.35 to 14.32          100,212    0.00%      43.86% to 43.57%
   2002 ...............      0.55%          401        9.97                 3,999    0.00%           0.00%

PIMCO VIT - High Yield Portfolio -
Administrative Shares
   2004 ...............  0.35% to 0.55%  38,412   14.40 to 14.34          552,572    5.03%      9.14% to 8.92%
   2003 ...............  0.35% to 0.55%   5,561   13.20 to 13.17           73,320    4.06%     22.42% to 22.17%
   2002 ...............      0.55%          487        10.78                5,249    0.00%           0.00%

PIMCO VIT - Low Duration Portfolio -
Administrative Shares
   2004 ...............  0.35% to 0.55% 135,231   10.46 to 10.42        1,413,258    0.50%      1.48% to 1.28%

PIMCO VIT - Total Return Portfolio -
Administrative Shares
   2004 ...............  0.35% to 0.55%  73,293   11.25 to 11.20          823,162    1.27%      4.51% to 4.30%
   2003 ...............  0.35% to 0.55%  20,255   10.76 to 10.73          217,749    1.39%      4.67% to 4.46%
   2002 ...............      0.55%        1,070        10.28               10,995    0.00%           0.00%

                                                                     (Continued)
                                       24

    NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

                            Contract                                               Investment
                            Expense                    Unit           Contract       Income        Total
                             Rate*      Units      Fair Value     Owners' Equity    Ratio**       Return***
                         -------------   ------  ----------------  --------------  ----------  ----------------
Van Kampen LIT - Growth & Income Portfolio -
Class I
   2004 ...............  0.35% to 0.55%  46,642  $ 14.90 to 14.84  $      694,313    0.42%      13.98% to 13.75%
   2003 ...............  0.35% to 0.55%   7,868   13.07 to 13.04          102,764    0.15%      27.58% to 27.33%
   2002 ...............      0.55%          781        10.24                8,000    0.00%           0.00%

Van Kampen UIF - Emerging Markets Debt
Portfolio - Class I
   2003 ...............  0.35% to 0.55%   6,890   13.37 to 13.34           92,048    0.00%      27.42% to 27.16%
   2002 ...............      0.55%          286        10.49                3,000    0.00%           0.00%

Van Kampen UIF - U.S. Real Estate Portfolio
- Class I
   2004 ...............  0.35% to 0.55%  26,488   19.28 to 19.19          510,160    1.53%      35.92% to 35.65%
   2003 ...............  0.35% to 0.55%   5,737   14.18 to 14.15           81,301    0.00%      37.03% to 36.76%
   2002 ...............      0.55%          483        10.35                4,998    0.00%           0.00%

2004 Contract owners' equity                                      $  12,799,996
                                                                  -------------
2003 Contract owners' equity                                      $   1,991,806
                                                                  =============
2002 Contract owners' equity                                      $     124,988
                                                                  =============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. For 2002, no purchase payments were received in the Account prior to the last business day of the reporting period, therefore calculation and presentation of the Investment Income Ratio are not applicable.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-13:


     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                     PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                      NATIONWIDE


Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company